Trade and other payables	9 Months Ended
Sep. 30, 2022
Trade and other payables.
Trade and other payables

11. Trade and other payables

During the nine months ended September 30, 2022, the decrease of EUR 75,095k in trade and other payables was primarily due to less payables to suppliers following the withdrawal of the EMA approval application for CVnCoV in Q4 2021.